Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total Equity before NCI [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2016	$ 10,063		$ 3,306	$ 1,956	$ 53	$ 3,198	$ 9,521	$ 542
Beginning Balance, shares at Dec. 31, 2016		1,008,000,000
Other comprehensive income	(6)				(6)		(6)
Share based compensation charge	4		4				4
Dividend to non-controlling interests in VIEs	(14)							(14)
Net loss	(101)					(78)	(78)	(23)
Ending Balance at Jun. 30, 2017	9,946		3,310	1,956	47	3,120	9,441	505
Ending Balance, Shares at Jun. 30, 2017		1,008,000,000
Beginning Balance at Dec. 31, 2017	$ 6,959		3,313	1,956	58	225	6,560	399
Beginning Balance, shares at Dec. 31, 2017	504,518,940	1,008,000,000
Adoption of new accounting standards | Accounting Standards Update 2016-01 [Member]					(31)	31
Adoption of new accounting standards | Accounting standards update 2016-16	$ (84)					(59)	(59)	(25)
Adoption of new accounting standards | Accounting standards update 2014-09	7					7	7
Other comprehensive income	14				14		14
Share based compensation charge	3		3				3
Reclassification to redeemable non-controlling interest	(150)							(150)
Fair value adjustment of redeemable non-controlling interest	127					127	127
Net loss	(635)
Net loss	(637)					(477)	(477)	(160)
Ending Balance at Jun. 30, 2018	$ 6,239		$ 3,316	$ 1,956	$ 41	$ (146)	$ 6,175	$ 64
Ending Balance, Shares at Jun. 30, 2018	504,518,940	1,008,000,000